--------------------------------------------------------------------------------








                              FINANCIAL STATEMENTS








================================================================================

                                The Fairmont Fund

================================================================================





















                                  June 30, 2002






--------------------------------------------------------------------------------

================================================================================
 The Fairmont Fund
================================================================================

                                                         Schedule of Investments
                                                       June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares/Principal Amount                              Market Value  % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Audio & Video Equipment
     3,000 Sony Corp. (ADR)                            $ 159,300        2.57 %
                                                         -------

 Beauty Shops
    10,000 Regis Corp.                                   270,200        4.36 %
                                                         -------

 Beverages
    23,000 Golden State Vintners, Inc. CL B *             62,790        1.01 %
                                                          ------

 Book Stores
    10,000 Barnes & Noble, Inc.*                         264,300        4.26 %
                                                         -------

 Consumer Credit
    75,000 Providian Corp.                               441,000        7.11 %
                                                         -------

 Electronic Instruments & Controls
    20,000 Sypris Solutions, Inc.*                       364,400        5.87 %
                                                         -------

 Fire, Marine, and Casualty Insurance
    23,000 Ohio Casualty Corp.                           480,700        7.75 %
                                                         -------

  Hospital and Medical Service Plans
    10,000 Health Net, Inc.                              267,700        4.32 %
                                                         -------

 Health Maintenance Organization
    10,000 PacifiCare Health Systems, Inc.*              272,000        4.38 %
                                                         -------

 Insurance Agents, Brokers, and Service
    20,000 Humana, Inc. *                                312,600        5.04 %
                                                         -------

 National Commercial Banks
    10,000 Compass Bancshares, Inc.                      336,000
    12,000 Union Planters Corp.                          388,440
                                                         -------
                                                         724,440       11.68 %
                                                         -------
 Nursing and Personal Care Facilities
     5,000 Sunrise Assisted Living Inc. *                134,000        2.16 %
                                                         -------

 Pharmaceutical Preparations
    15,000 Sciclone Pharmaceuticals, Inc.*                30,000        0.48 %
                                                          ------

 Regional Banks
    30,000 AmeriServ Financial, Inc.                     137,400        2.21 %
                                                         -------

 Retail
    15,000 Sotheby's Holdings, Inc. CL A                 213,750
     8,000 Target Corp.                                  304,800
                                                         -------
                                                         518,550        8.36 %
                                                         -------


    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

                                                         Schedule of Investments
                                                                     (Continued)
                                                       June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares/Principal Amount                              Market Value  % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS

 Semiconductors and Related Devices
     5,000 Texas Instruments, Inc.                       118,500        1.91 %
                                                         -------

 State Commercial Banks
     6,000 TriCo Bancshares                              158,880        2.56 %
                                                         -------

 Tires and Tubes
    20,000 TBC Corp.*                                    317,600        5.12 %
                                                         -------        ----

           Total Common Stocks                         5,034,360       81.15 %

 REAL ESTATE INVESTMENT TRUSTS
 Real Estate Operations
     5,000 Federal Realty Investment Trust               138,550
     5,000 FelCor Lodging Trust Inc.                      91,750
    15,000 Nationwide Health Properties, Inc.            281,250
    10,000 Senior Housing Properties Trust               157,000
                                                         -------

           Total Real Estate Investment Trusts           668,550       10.78 %
                                                         -------       -----

           Total Investments
                (Cost $4,870,751)                      5,702,910       91.93 %

 Cash and Equivalents
           First American Treasury Obligation Fund
               Class S Rate 1.13%                        411,913        6.64 %
                                                         -------        ----

           Total Investments (Cost $5,282,664)       $ 6,114,823       98.57 %

           Other Assets Less Liabilities                  89,012        1.43 %
                                                          ------        ----

           Net Assets                                $ 6,203,835      100.00 %
                                                       =========      ======


    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

Statement of Assets and Liabilities
June 30, 2002 (Unaudited)

Assets:
     Investment Securities at Market Value (Note 2)            $ 6,114,823
           (Cost $5,282,664)
     Receivables:
          Dividends and Interest                                     7,488
          Securities Sold                                          216,917
                                                                   -------
               Total Assets                                      6,339,228
                                                                 ---------
Liabilities
     Accrued Expenses (Note 3)                                      10,093
      Payables:
          Securities Purchased                                     125,300
                                                                   -------
               Total Liabilities                                   135,393
                                                                   -------
Net Assets                                                     $ 6,203,835
                                                               ===========
Net Assets Consist of:
     Capital Paid In (Note 8)                                  $ 7,941,913
     Accumulated & Undistributed Net Investment Loss                (3,341)
     Accumulated Realized Loss on Investments - Net             (2,566,896)
     Unrealized Appreciation on Investments (Note 5)               832,159
                                                                   -------

Net Assets, for 330,654 Shares Outstanding                     $ 6,203,835
                                                               ===========
Net Asset Value, Offering Price and Redemption Price
     Per Share ($6,203,835/330,654 shares)                         $ 18.76
                                                                   =======

    The accompanying notes are an integral part of the financial statements.

Statement of Operations
For the six months ending June 30, 2002

Investment Income: (Note 2)
     Dividends                                                    $ 61,369
     Interest                                                        3,199
                                                                     -----
          Total Investment Income                                   64,568
                                                                    ------
Expenses
     Management Fees (Note 3)                                       67,909
                                                                    ------
          Total Expenses                                            67,909
                                                                    ------

                Net Investment Loss                                 (3,341)
                                                                    -------

Realized and Unrealized Gain (Loss) on Investments: (Note 2)
     Realized Gain (Loss) on Investments                          (417,014)
     Change in Unrealized Appreciation on Investments              372,658
                                                                   -------
     Net Realized and Unrealized Gain (Loss) on Investments        (44,356)
                                                                  --------

     Net Increase (Decrease) in Net Assets from Operations       $ (47,697)
                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

Statement of Changes in Net Assets

                                                     1/1/2002        1/1/2001
                                                        to              to
                                                     6/30/2002      12/31/2001
                                                     ---------      ----------
From Operations:
     Net Investment Income (Loss)                    $ (3,341)       $ 32,128
     Net Realized Loss on Investments                (417,014)       (427,254)
     Net Unrealized Appreciation (Depreciation)
       on Investments                                 372,658         120,357
                                                      -------         -------
            Increase (Decrease) in Net Assets
              from Operations                         (47,697)       (274,769)
                                                      --------       ---------
From Distributions to Shareholders: (Note 4)
     Net Investment Income                                  0         (32,128)
     Return of Capital                                      0         (42,703)
                                                      --------        --------
             Net Distributions                              0         (74,831)
                                                      --------        --------
From Capital Share Transactions: (Note 2)
     Proceeds From Sale of Shares                     603,047         728,058
     Shares Issued on Reinvestment of Dividends             0          71,309
     Cost of Shares Redeemed                         (859,222)     (2,254,065)
                                                     ---------     -----------
              Net Decrease from Capital Share
                Transactions                         (256,175)     (1,454,698)
                                                     ---------     -----------

                     Net Decrease in Net Assets      (303,872)     (1,804,298)

Net Assets at Beginning of Period                   6,507,707       8,312,005
                                                    ---------       ---------
Net Assets at End of Period                       $ 6,203,835     $ 6,507,707
                                                  ===========     ===========


Share Transactions:
     Issued                                            29,051          35,379
     Reinvested                                             -           3,769
     Redeemed                                         (42,309)       (111,186)
                                                      --------       ---------
Net increase (decrease) in shares                     (13,258)        (72,038)
Shares outstanding beginning of period                343,912         415,950
                                                      -------         -------
Shares outstanding end of period                      330,654         343,912
                                                      =======         =======

    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

Financial Highlights
Selected data for a share outstanding throughout the period:

                          1/1/2002       1/1/2001        1/1/2000       1/1/1999      1/1/1998
                             to             to              to             to            to
                         6/30/2002     12/31/2001      12/31/2000     12/31/1999    12/31/1998
                         ---------     ----------      ----------     ----------    ----------
Net Asset Value -
     Beginning of Period  $18.92          $19.98          $23.78        $26.33        $27.68
Net Investment Income      (0.01)           0.09           (0.03)        (0.49)        (0.27)
Net Gains or Losses on
  Investments (realized
  and unrealized)          (0.15)          (0.93)          (3.77)        (1.83)        (1.08)
                           ------          ------          ------        ------        ------
Total from Investment
  Operations               (0.16)          (0.84)          (3.80)        (2.32)        (1.35)
Distributions
     (from net investment
      income)               0.00           (0.09)           0.00          0.00          0.00
Distributions (from capital
  gains)                    0.00            0.00            0.00         (0.23)         0.00
Return of Capital           0.00           (0.13)           0.00          0.00          0.00
                            ----           ------           ----          ----          ----
     Total Distributions    0.00           (0.22)           0.00         (0.23)         0.00
Net Asset Value -
     End of Period        $18.76          $18.92          $19.98        $23.78        $26.33
                          ======          ======          ======        ======        ======

Total Return               (0.85)%         (4.20)%        (15.98)%       (8.83)%       (4.88)%
Ratios/Supplemental Data
Net Assets - End of Period
  (Thousands)             $6,204          $6,508          $8,312       $15,033       $23,839

Ratio of Expenses to Average
  Net Assets                2.00 %          2.00 %          1.96 %        1.77 %        1.68 %
Ratio of Net Investment
  Income to Average Net
  Assets                   (0.10)%          0.42 %         (0.15)%       (0.10)%       (0.18)%
Portfolio Turnover Rate     1.94            3.28            3.94          2.61          3.42



    The accompanying notes are an integral part of the financial statements.

                                The Fairmont Fund

                          Notes to Financial Statements

                            June 30, 2002 (Unaudited)

(1) Organization

     The Fairmont Fund (The Fund) is a no-load, diversified series of The Camelot Funds, formerly The Fairmont Fund Trust (The Trust), which is a Kentucky business trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a Declaration of Trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation which it seeks to achieve by investing in equity securities that its Adviser believes are undervalued.

(2) Summary of Significant Accounting Policies

     (a) Valuation of Investment Securities - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


     (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

     (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions - The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               The Fairmont Fund

                          Notes to Financial Statements

                            June 30, 2002 (Unaudited)


     (f) The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with Federal Tax Regulations which may differ from Generally Accepted Accounting Principles.

(3) Investment Advisory Agreement, Commissions and Related Party Transactions

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $67,909 for the six months ended June 30, 2002.

     Morton H. Sachs, a trustee of The Trust, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, affected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $39,050 for the six months ended June 30, 2002.

     Certain officers and/or Trustees of The Trust are officers of the Adviser.

(4) Distributions to Shareholders

     There were no distributions to shareholders for the six months ended June 30, 2002. The following is a summary of distributions to shareholders for the year ended December 31, 2001.

Type       Date Declared   Paid in Cash   Reinvested   Total   Per Share Amount
----       -------------   ------------   ----------   -----   ----------------
Income      12/31/2001         1,512         30,614    32,128       .09445
Return of
  Capital   12/31/2001         2,010         40,695    42,703       .12555
                               -----         ------    ------       ------
Total                          3,522         71,309    74,831       .22000


(5) Investments

     For the six months ended June 30, 2002,  the cost of purchases and proceeds
from  sales  of  investments,   other  than  temporary  cash  investments,  were
$6,233,247 and $6,847,230 respectively.

     Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at June 30, 2002. The difference between book cost and tax cost consists of wash sales in the amount of $26,006.

                                                                    Tax Cost
   Aggregate gross unrealized appreciation for
       all securities with value in excess of cost............$      987,813

   Aggregate gross unrealized depreciation for
       all securities with cost in excess of value.............     (181,660)
                                                                    ---------

   Net unrealized appreciation................................$      806,153
                                                                     =======

   Aggregate cost of securities...............................$    4,896,757
                                                                   =========


The Fund has $1,683,049 of Capital loss carryforwards which will expire in 2008 and $384,455 expiring in 2009.

                               The Fairmont Fund

                          Notes to Financial Statements

                            June 30, 2002 (Unaudited)


(6) Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

(7) There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 2002.

(8) At June 30, 2002 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $7,941,913. Transactions in capital shares were as follows:

           Shares sold.....................................        29,051
           Shares reinvested...............................             0
           Shares redeemed.................................       (42,309)
                                                                  --------
           Net decrease....................................       (13,258)
                                                                  ========

           Shares outstanding:
                  Beginning of period......................       343,912
                                                                  -------
                  Ending of period.........................       330,654
                                                                  =======

--------------------------------------------------------------------------------

                                Board of Trustees
                                 Morton H. Sachs
                               Jennifer S. Dobbins
                               Maurice J. Buchart
                                  Jane W. Hardy
                              Boyce F. Martin, III


                               Investment Adviser
                                The Sachs Company
                              1346 South Third St.
                              Louisville, KY 40208


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd., Suite C
                             Brecksville, Ohio 44141


                                    Custodian
                                U. S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                     Counsel
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                              Cincinnati, OH 45202


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145



     This report is provided for the general information of the shareholders of The Fairmont Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or
                     accompanied by an effective prospectus.